Supplement Dated September 3, 2021
To The Prospectuses Dated April 26, 2021 For

PERSPECTIVE II®, RETIREMENT LATITUDES®, JACKSON PRIVATE WEALTH®
PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, PERSPECTIVE L SERIESSM, and
PERSPECTIVE II® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following changes have been made to the section titled “Investment Divisions” of your prospectus, in order to reflect recent sub-adviser changes:

➢    Effective September 1, 2021, under the heading for the JNL/Mellon Equity Income Fund, Mellon Investments Corporation is deleted from the listing of sub-advisers, and replaced by Newton Investment Management North America, LLC.

➢    Effective September 2, 2021, under the heading for the JNL/BlackRock Global Allocation Fund, BlackRock Singapore Limited is added as a sub-sub-adviser.

➢    Effective September 2, 2021, under the heading for the JNL/Franklin Templeton Growth Allocation Fund, ClearBridge Investments, LLC is added as a sub-sub-adviser.

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(To be used with VC4224 04/21, FVC4224FT 04/21, JMV8798 04/21, JMV9476 04/21, JMV16966 04/21, JMV9476WF 04/21, VC5995 04/21, VC5869 04/21, JMV8037 04/21, JMV8037BE 04/21, JMV18692 04/21, JMV7697 04/21, VC5890 04/21, JMV2731 04/21, VC3656 04/21, JMV8037NY 04/21, JMV8037BENY 04/21, JMV7697NY 04/21, NV5890 04/21, NV4224 04/21, JMV9476NY 04/21, JMV16966NY 04/21, and JMV9476WFNY)

CMV100310 09/21